Non-Controlling Interests and Preferred Stock of Subsidiary (Tables)	12 Months Ended
Jun. 30, 2025
Noncontrolling Interest [Abstract]
Summary of Non-controlling Interests Balance on Consolidated Balance Sheet

(in thousands)	June 30, 2025	June 30, 2024
Consolidated Funds
Permanent equity	10,348	7,481
Total non-controlling interests	$10,348	$7,481

Summary of Non-controlling Interests Balance on Consolidated Statements of Operations

The following table summarizes the net income (loss) attributable to the non-controlling interests on the consolidated statements of operations:

	For the twelve months ended June 30,
(in thousands)	2025	2024
Consolidated Funds
Permanent equity	2,659	462
Net loss attributable to non-controlling interest	$2,659	$462